Significant Transactions - Statements of Operations (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
	May 02, 2016	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income:
Finance charges										$ 3,174	$ 3,022	$ 1,850
Finance receivables held for sale originated as held for investment										13	74	60
Total interest income		$ 853	$ 806	$ 772	$ 756	$ 766	$ 767	$ 739	$ 824	3,187	3,096	1,910
Interest expense		204	207	203	202	201	215	214	226	816	856	715
Net interest income										2,371	2,240	1,195
Provision for finance receivable losses		229	242	233	243	256	261	218	194	947	929	711
Net interest income after provision for finance receivable losses										1,424	1,311	484
Other revenues:
Insurance										420	449	211
Investment										73	86	50
Interest income on notes receivable from parent										23	19	15
Net loss on repurchases and repayments of debt										(29)	(17)	0
Net gain on sale of SpringCastle interests									167	0	167	0
Net gain on sales of personal and real estate loans and related trust assets	$ 22									0	18	0
Other										53	32	(1)
Total other revenues		139	149	117	135	138	151	158	307	540	754	275
Operating expenses:
Salaries and benefits										729	723	426
Acquisition-related transaction and integration expenses										69	108	62
Other operating expenses										587	670	371
Insurance policy benefits and claims										184	167	96
Total other expenses		382	401	386	400	409	396	416	447	1,569	1,668	955
Income (loss) before income tax expense (benefit)		177	105	67	46	38	46	49	264	395	397	(196)
Income tax expense (benefit)		161	44	20	18	0	16	20	91	243	127	(122)
Net income (loss)		$ 16	$ 61	$ 47	$ 28	38	30	29	173	152	270	(74)
Net income attributable to non-controlling interests						0	0	0	28	0	28	127
Net income (loss) attributable to Springleaf Finance Corporation						$ 38	$ 30	$ 29	$ 145	152	242	(201)
As Reported SFC
Interest income:
Finance charges										1,228	1,276	1,597
Finance receivables held for sale originated as held for investment										13	74	60
Total interest income										1,241	1,350	1,657
Interest expense										517	556	667
Net interest income										724	794	990
Provision for finance receivable losses										324	329	339
Net interest income after provision for finance receivable losses										400	465	651
Other revenues:
Insurance										140	160	158
Investment										28	31	49
Interest income on notes receivable from parent										255	214	42
Net loss on repurchases and repayments of debt										(28)	(17)
Net gain on sale of SpringCastle interests											167
Net gain on sales of personal and real estate loans and related trust assets											18
Other										12	1	(6)
Total other revenues										407	574	243
Operating expenses:
Salaries and benefits										307	347	364
Acquisition-related transaction and integration expenses										0	0	0
Other operating expenses										251	291	299
Insurance policy benefits and claims										56	55	72
Total other expenses										614	693	735
Income (loss) before income tax expense (benefit)										193	346	159
Income tax expense (benefit)										99	113	18
Net income (loss)										94	233	141
Net income attributable to non-controlling interests										0	28	127
Net income (loss) attributable to Springleaf Finance Corporation										94	205	14
Independence
Interest income:
Finance charges										1,946	1,746	253
Finance receivables held for sale originated as held for investment										0	0	0
Total interest income										1,946	1,746	253
Interest expense										531	502	75
Net interest income										1,415	1,244	178
Provision for finance receivable losses										623	600	372
Net interest income after provision for finance receivable losses										792	644	(194)
Other revenues:
Insurance										280	289	53
Investment										45	55	1
Interest income on notes receivable from parent										0	7	0
Net loss on repurchases and repayments of debt										(1)	0
Net gain on sale of SpringCastle interests											0
Net gain on sales of personal and real estate loans and related trust assets											0
Other										69	31	5
Total other revenues										393	382	59
Operating expenses:
Salaries and benefits										442	427	73
Acquisition-related transaction and integration expenses										0	0	0
Other operating expenses										413	436	123
Insurance policy benefits and claims										128	112	24
Total other expenses										983	975	220
Income (loss) before income tax expense (benefit)										202	51	(355)
Income tax expense (benefit)										144	14	(140)
Net income (loss)										58	37	(215)
Net income attributable to non-controlling interests										0	0	0
Net income (loss) attributable to Springleaf Finance Corporation										58	37	(215)
Adjustments
Interest income:
Finance charges										0	0	0
Finance receivables held for sale originated as held for investment										0	0	0
Total interest income										0	0	0
Interest expense										(232)	(202)	(27)
Net interest income										232	202	27
Provision for finance receivable losses										0	0	0
Net interest income after provision for finance receivable losses										232	202	27
Other revenues:
Insurance										0	0	0
Investment										0	0	0
Interest income on notes receivable from parent										(232)	(202)	(27)
Net loss on repurchases and repayments of debt										0	0
Net gain on sale of SpringCastle interests											0
Net gain on sales of personal and real estate loans and related trust assets											0
Other										(28)	0	0
Total other revenues										(260)	(202)	(27)
Operating expenses:
Salaries and benefits										(20)	(51)	(11)
Acquisition-related transaction and integration expenses										69	108	62
Other operating expenses										(77)	(57)	(51)
Insurance policy benefits and claims										0	0	0
Total other expenses										(28)	0	0
Income (loss) before income tax expense (benefit)										0	0	0
Income tax expense (benefit)										0	0	0
Net income (loss)										0	0	0
Net income attributable to non-controlling interests										0	0	0
Net income (loss) attributable to Springleaf Finance Corporation										$ 0	$ 0	$ 0